13. Income Taxes (Details 2)	4 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 2 [Abstract]
Statutory U.S. federal income tax rate	34.00%	34.00%	34.00%
State income taxes, net of federal tax benefit	3.10%	3.10%	3.10%
Other	(0.10%)	(0.10%)	(0.10%)
Change in valuation allowance	(37.00%)	(37.00%)	(37.00%)
Effective income tax rate	0.00%	0.00%	0.00%